Payable taxes and other accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payable taxes and other accrued expenses
Accrued expenses	$ 210,515	$ 172,847	$ 202,363
Taxes payable other than income tax	713,850	153,046	345,461
Accrued interest	73,489	44,295	42,438
Total payable taxes and other accrued expenses	$ 997,854	$ 370,188	$ 590,262